PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2021
PROPERTY AND EQUIPMENT
NOTE 3. PROPERTY AND EQUIPMENT	NOTE 3. PROPERTY AND EQUIPMENT For the years ended September 30, 2021, 2020 and 2019 the Company recorded depreciation expense of $1,436, $0 and $113 respectively.